Revenues (Details Narrative)	6 Months Ended
Jun. 30, 2025
Two Under Construction Vessels Secured Time Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years	5.0
Minimum [Member] | All Vessels Under Time and Bareboat Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	1.2
Minimum [Member] | Nine Vessels Under Time and Bareboat Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years	2.0
Minimum [Member] | Two Under Construction Vessels Secured Time Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	4.9
Maximum [Member] | All Vessels Under Time and Bareboat Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	9.3
Maximum [Member] | Nine Vessels Under Time and Bareboat Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years	6.0
Maximum [Member] | Two Under Construction Vessels Secured Time Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	6.8